Earnings Per Share (''EPS'') (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Reconciliation of the components of the basic and diluted per share
Net income attributable to STRATTEC	$ 12,283	$ 7,197	$ 9,149
Less: Income attributable to participating securities		1	58
Net income attributable to common shareholders	$ 12,283	$ 7,196	$ 9,091
Weighted average shares of common stock outstanding	3,628	3,588	3,559
Incremental shares – stock based compensation	75	82	62
Diluted weighted average shares of common stock outstanding	3,703	3,670	3,621
Basic earnings per share	$ 3.39	$ 2.01	$ 2.55
Diluted earnings per share	$ 3.32	$ 1.96	$ 2.51